SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	32 – SUBSEQUENT EVENTS No other events have occurred subsequent to December 31, 2024, that may significantly affect the Company’s consolidated financial position.